Income tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Income Tax
Income tax expenses	$ 1,200	$ 200	$ 2,700	$ 200
Current income tax expense	200	200	500	200
Deferred income tax expense	$ 1,000	$ 0	$ 2,200	$ 0